Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net loss	$ (789)	$ (458)	$ (1,498)	$ (852)
Items that may be reclassified to net (loss):
Foreign currency translation	(35)	87	(209)	186
Cash flow hedges	(14)	275	12	231
Equity accounted investments	(14)	18	(19)	4
Items that will not be reclassified to net (loss):
Securities - fair value through other comprehensive (loss) income ("FVTOCI")	(4)	(2)	5	(15)
Share of revaluation deficit on equity accounted investments	(1)	0	(1)	0
Remeasurement of defined benefit obligations	0	(2)	0	(2)
Revaluation surplus (deficit)	0	(2)	0	2
Total other comprehensive (loss) income	(68)	374	(212)	406
Total comprehensive loss	(857)	(84)	(1,710)	(446)
Limited partners
Net loss	(173)	(191)	(311)	(274)
Other comprehensive (loss) income	(16)	97	(55)	109
Comprehensive income (loss) attributable to Limited partners	(189)	(94)	(366)	(165)
General Partner
Net loss	0	0	0	0
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss) attributable to general partner	0	0	0	0
Redeemable/exchangeable and special limited partnership units
Net loss	(309)	(339)	(556)	(488)
Other comprehensive (loss) income	(28)	174	(98)	195
Comprehensive income (loss) attributable to redeemable/exchangeable and special limited partnership units	(337)	(165)	(654)	(293)
FV LTIP units of the Operating Partnership
Net loss	(1)	(1)	(1)	(1)
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss) attributable to FV LTIP units of the operating partnership	(1)	(1)	(1)	(1)
Interests of others in operating subsidiaries and properties
Net (loss) income	(306)	73	(630)	(89)
Other comprehensive (loss) income	(24)	103	(59)	102
Comprehensive income (loss) attributable to interests of others in operating subsidiaries and properties	(330)	176	(689)	13
Total comprehensive loss	$ (857)	$ (84)	$ (1,710)	$ (446)